Cover	Sep. 23, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Sep. 23, 2026
Entity Registrant Name	NEWS CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-35769
Entity Tax Identification Number	46-2950970
Entity Address, Address Line One	1211 Avenue of the Americas
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	212
Local Phone Number	416-3400
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001564708
Amendment Flag	false
Common Class A [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	NWSA
Security Exchange Name	NASDAQ
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B Common Stock, par value $0.01 per share
Trading Symbol	NWS
Security Exchange Name	NASDAQ